Nature of Business and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of adjustments in the company’s condensed consolidated balance sheets and condensed consolidated statements of stockholders’ equity
(in $1,000’s)	June 30, 2021 As originally presented $	Increase/ (Decrease) $	June 30, 2021 (Restated) $
Balance Sheet
Derivative liabilities	6,296	(1,026)	5,270
Total liabilities	10,986	(1,026)	9,960
Total stockholders’ equity	27,794	1,026	28,820
Additional paid-in capital	66,907	1,026	67,933
Statement of Stockholders’ Equity
Additional paid-in capital	66,907	1,026	67,933
Stockholders’ Equity	27,794	1,026	28,820